Acquisitions of Subsidiaries (Details) - Schedule of Consideration Transferred - Acquisition of PolicyPal in 2020 [Member] $ in Thousands	12 Months Ended
Apr. 30, 2023 USD ($)
Business Acquisition [Line Items]
Cash	$ 3,000
Ordinary shares of the Company	8,725
Total	$ 11,725